CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	¥ 266,235	¥ 304,219
Investment properties	35,058	22,911
Intangible assets	36,584	36,881
Prepayments and deposits	6,704	8,146
Deferred income tax assets	53,560	76,938
Total non-current assets	398,141	449,095
Current assets
Inventories	14,907	15,581
Trade receivables	8,793	9,841
Other receivables, deposits and prepayments	18,379	21,655
Amounts due from related parties	2,156	2,156
Restricted cash	1,012
Cash and cash equivalents	42,836	62,336
Total current assets	88,083	111,569
Total assets	486,224	560,664
Equity attributable to owners of the Company
Share capital	998	978
Treasury shares	(2,023)	(2,023)
Accumulated losses	(1,198,148)	(1,178,203)
Other reserves	1,229,630	1,228,135
Total equity attributable to owners of parent	30,457	48,887
Non-controlling interests	(21,111)	(15,258)
Total equity	9,346	33,629
Non-current liabilities
Borrowings	13,723	31,410
Lease liabilities	61,115	84,236
Deferred income tax liabilities		9
Total non-current liabilities	74,838	115,655
Current liabilities
Trade payables	48,373	42,402
Accruals, other payables and provisions	43,147	34,875
Contract liabilities	193,931	193,042
Borrowings	72,215	73,933
Convertible note		19,506
Lease liabilities	32,251	35,465
Current income tax liabilities	12,123	12,157
Total current liabilities	402,040	411,380
Total liabilities	476,878	527,035
Total equity and liabilities	¥ 486,224	¥ 560,664